Other Income (Expense) (Changes in Other Income (Expense)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Component of Other Income, Nonoperating [Line Items]
Net realized gains (losses) on dispositions of investments in affiliates	¥ 148	¥ (46)	¥ 1,888
Net realized gains (losses) on dispositions of marketable securities and other investments	5,825	(125)	1,802
Other-than-temporary impairment loss on marketable securities and other investments	(636)	(902)	(3,055)
Loss on sale of a subsidiary	(13,117)
Foreign exchange gains (losses), net	(3,627)	(409)	4,409
Dividends income	4,213	3,675	3,999
Penalties and compensation for damages	1,105	1,460	1,840
Bad debt expenses	0	(1)	(35)
Other, net	611	674	2,533
Total	¥ (5,478)	¥ 4,326	¥ 13,381